Defiance Pure Quantum ETF
Schedule of Investments
June 30, 2026 (Unaudited)
COMMON STOCKS - 76.4%	Shares	Value
Financial Services - 4.7%
Infleqtion, Inc.(a)	24,034	$320,133

Materials - 4.7%
BTQ Technologies Corp.(a)	58,768	316,760

Software & Tech Services - 35.9%(b)
Arqit Quantum, Inc.(a)	16,020	476,114
Horizon Quantum Holdings Ltd.(a)	17,945	498,153
IonQ, Inc.(a)	20,975	1,117,129
Quantum Computing, Inc.(a)	33,167	321,720
		2,413,116

Tech Hardware & Semiconductors - 31.1%(b)
D-Wave Quantum, Inc.(a)	13,436	322,329
Quantinuum, Inc.(a)	13,724	1,121,800
Rigetti Computing, Inc.(a)	16,622	321,137
Xanadu Quantum Technologies Ltd.(a)	26,737	323,785
		2,089,051

TOTAL COMMON STOCKS (Cost $4,803,412)		5,139,060

SHORT-TERM INVESTMENTS - 13.0%
Money Market Funds - 13.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(c)	871,737	871,737

TOTAL SHORT-TERM INVESTMENTS (Cost $871,737)		871,737

TOTAL INVESTMENTS - 89.4% (Cost $5,675,149)		$6,010,797
Other Assets in Excess of Liabilities - 10.6%		714,622
TOTAL NET ASSETS - 100.0%		$6,725,419

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.

Defiance Pure Quantum ETF
Schedule of Total Return Swaps Contracts
June 30, 2026 (Unaudited)

TOTAL RETURN SWAPS - 0.1%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
BTQ Technologies Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(a)	06/30/2033	$153,362	$(4,282)
D-Wave Quantum, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Termination(a)	06/30/2033	796,252	4,488
Infleqtion, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(a)	06/30/2033	155,258	(4,745)
Quantum Computing, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 7.25%	Termination(a)	06/30/2033	155,811	(2,914)
Rigetti Computing, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.50%	Termination(a)	06/30/2033	155,159	(843)
Xanadu Quantum Technologies Ltd.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(a)	06/30/2033	156,921	12,818
							4,522

Net Unrealized Appreciation (Depreciation)							$4,522

OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.